INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Finished goods	$ 18,349	$ 12,460
Work in progress	37,706	29,553
Raw materials	705	313
Total current inventories	$ 56,760	$ 42,326